Significant Accounting Policies (Details) - Schedule of reconciliation of income tax benefit at the U.S. statutory rate - TINGO, INC. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) - Schedule of reconciliation of income tax benefit at the U.S. statutory rate [Line Items]
Federal statutory rates	$ (13,750,000)	$ (101,125,250)
Federal statutory rates, percent	25.00%	25.00%	21.00%
State income taxes
State income taxes, percent
Permanent differences
Permanent differences, percent
Valuation allowance against net deferred tax assets	$ 13,750,000	$ 102,125,250
Valuation allowance against net deferred tax assets, percent	(25.00%)	(25.00%)
Effecitve rate
Effecitve rate, percent	0.00%	0.00%	0.00%